CONSOLIDATED STATEMENTS OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Cost of sales	(1,590,957,777)	(1,378,611,966)	(1,514,925,309)
Gross margin	1,313,608,677	1,186,944,101	1,196,509,639
Others income by function	40,211,510	4,419,789	5,284,666
Distribution costs	(536,420,140)	(470,120,810)	(504,184,248)
Administrative expenses	(214,915,089)	(197,256,571)	(187,421,796)
Others expenses by function	(339,783,068)	(270,703,334)	(278,757,105)
Other gains (losses)	(94,937)	(13,316,208)	(12,669,540)
Income from operational activities	262,606,953	239,966,967	218,761,616
Finance income	38,102,053	39,402,492	22,870,538
Finance costs	(97,165,278)	(77,023,048)	(75,930,875)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(9,494,703)	(19,217,758)	(10,978,068)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Result as per adjustment units	(10,722,033)	(14,025,895)	1,198,565
Income before taxes	165,529,723	103,158,188	135,748,395
Income tax (expense) benefit	11,015,074	15,267,255	(263,943)
Net income of year	176,544,797	118,425,443	135,484,452
Net income attributable to:
Equity holders of the parent	160,944,138	105,652,728	118,168,351
Non-controlling interests	15,600,659	12,772,715	17,316,101
Net income of year	$ 176,544,797	$ 118,425,443	$ 135,484,452
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 435.57	$ 285.93	$ 319.80
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 435.57	$ 285.93	$ 319.80